Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 55,505	$ 6,636
Marketable securities	28,018	401
Accounts receivable (net of allowance of $144 and $146 at December 31, 2013, and March 31, 2014 respectively)	4,040	6,204
Inventory	5,132	3,762
Research and development tax credit receivable short term	14,039	14,139
Prepaid expenses and other current assets	1,991	2,481
Total current assets	108,725	33,623
Goodwill, net	18,491	18,491
Property and equipment, net	17,170	17,435
Intangible assets	37,201	40,139
Other assets:
Research and development tax credit receivable long term	0	6,410
Other long-term assets	155	154
Total assets	181,742	116,252
Current liabilities
Current portion of long-term debt, incl to related parties	18,090	19,194
Current portion of capital lease obligations	42	85
Accounts payable	6,358	5,099
Current portion of deferred revenue	157	1,264
Advances from customers	0	116
Accrued expenses	5,165	6,527
Other current liabilities	7,485	8,310
Total current liabilities	37,297	40,595
Long-term debt, less current portion, incl. to related parties	56,570	66,320
Capital lease obligations, less current portion	120	103
Deferred tax liabilities	0	2,806
Other long-term liabilities	9,626	15,940
Total long-term liabilities	66,316	85,169
Shareholders' equity:
Ordinary shares: 25,612,550 issued and outstanding at December 31, 2013 and 38,267,550 at March 31, 2014 (shares authorised 46,730,190) at nominal value of 0.122 euro	5,888	3,746
Additional paid-in capital	324,378	211,473
Accumulated deficit	(262,184)	(235,546)
Accumulated other comprehensive income (loss)	10,047	10,815
Total shareholders' equity	78,129	(9,512)
Total liabilities and shareholders' equity	$ 181,742	$ 116,252